Schedule of Condensed Consolidating Statements of Comprehensive Loss (Parenthetical) (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 01, 2016	Jun. 27, 2015	Jul. 01, 2016	Jun. 27, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustment, tax benefit (provision)	$ 111,000	$ (152,000)	$ (166,000)	$ 340,000	$ 540,000	$ 3,871,000	$ (1,212,000)
Unrealized gain on cash flow hedges, tax provision	$ 0		$ 0		$ 375,000